Lease Liability (Details) - Schedule of maturity of the lease liability - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Lease payments [Member]
Lease Liability (Details) - Schedule of maturity of the lease liability [Line Items]
Total maturity lease liability	$ 904,627,665	$ 225,749,200
Finance costs	(815,543,100)	(194,970,063)
Present value of minimum lease payments	89,084,565	30,779,137
Present value of minimum lease payments [Member]
Lease Liability (Details) - Schedule of maturity of the lease liability [Line Items]
Total maturity lease liability	89,084,565	30,779,137
Finance costs
Present value of minimum lease payments	89,084,565	30,779,137
Not later than one year [member] | Lease payments [Member]
Lease Liability (Details) - Schedule of maturity of the lease liability [Line Items]
Total maturity lease liability	10,708,720	2,359,590
Not later than one year [member] | Present value of minimum lease payments [Member]
Lease Liability (Details) - Schedule of maturity of the lease liability [Line Items]
Total maturity lease liability	9,795,058	2,154,877
Later than one year and not later than five years [member] | Lease payments [Member]
Lease Liability (Details) - Schedule of maturity of the lease liability [Line Items]
Total maturity lease liability	35,875,520	9,919,810
Later than one year and not later than five years [member] | Present value of minimum lease payments [Member]
Lease Liability (Details) - Schedule of maturity of the lease liability [Line Items]
Total maturity lease liability	24,285,120	7,241,240
Later than five years [member] | Lease payments [Member]
Lease Liability (Details) - Schedule of maturity of the lease liability [Line Items]
Total maturity lease liability	858,043,425	213,469,800
Later than five years [member] | Present value of minimum lease payments [Member]
Lease Liability (Details) - Schedule of maturity of the lease liability [Line Items]
Total maturity lease liability	$ 55,004,387	$ 21,383,020